Summary of Significant Accounting Policies Accounting Policies (Details)		12 Months Ended
	Oct. 31, 2016 shares	Sep. 30, 2016 USD ($) Segment $ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 02, 2016 $ / shares
Financial Statement Details [Line Items]
Liability for Asbestos and Environmental Claims, Gross		$ 548,000,000
Maturity period to be considered cash equivalents		3 months
Engineering and research and development costs to be reimbursed		$ 316,000,000	$ 299,000,000
Expected reimbursement period of less than one year		1 year
Expected reimbursement period beyond one year		1 year
Molds, dies and other tools costs capitalized within property, plant and equipment		$ 62,000,000	60,000,000
Molds, dies and other tools costs to be reimbursed		203,000,000	149,000,000
Costs and earnings in excess of billings related to contracts		841,000,000	453,000,000
Billing in excess of costs and earnings on uncompleted contracts		$ 431,000,000	340,000,000
Timing of the first deliverable to the last delivery		Approximately four to twelve months
Research activities costs relating to product development and improvement, net of customer reimbursements		$ 158,000,000	134,000,000	$ 125,000,000
Foreign currency transaction losses		$ 95,000,000	119,000,000	$ 8,000,000
Number of reportable segments | Segment		6
Restricted Cash and Cash Equivalents		$ 88,000,000	$ 0.00
Restricted Cash and Investments, Current		79,000,000
Restricted Cash and Cash Equivalents, Noncurrent		$ 9,000,000
Common stock, par value | $ / shares		$ 0.01	$ 0.01		$ 1.00
Pooled subscriber assets and related deferred revenue, useful life		15 years
Non-pooled subscriber assets and related deferred revenue, useful life		15 years
Standard chargeback period from dealer for monitoring service cancellations		6 months
Non-standard chargeback period from dealer for monitoring service cancellations		12 months
Minimum
Financial Statement Details [Line Items]
Duration of extended warranty arrangements		1 year
Estimated useful life of dealer intangible assets		12 years
Maximum
Financial Statement Details [Line Items]
Duration of extended warranty arrangements		5 years
Estimated useful life of dealer intangible assets		15 years
Building And Improvements | Minimum
Financial Statement Details [Line Items]
Estimated useful lives		3 years
Building And Improvements | Maximum
Financial Statement Details [Line Items]
Estimated useful lives		40 years
Machinery and Equipment | Minimum
Financial Statement Details [Line Items]
Estimated useful lives		3 years
Machinery and Equipment | Maximum
Financial Statement Details [Line Items]
Estimated useful lives		15 years
Johnson Controls International plc [Member]
Financial Statement Details [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 1,500,000,000
Adient [Member]
Financial Statement Details [Line Items]
Proceeds from Issuance of Unsecured Debt		500,000,000
Asbestos Issue [Member]
Financial Statement Details [Line Items]
Liability for Asbestos and Environmental Claims, Gross		68,000,000
Noncurrent assets held for sale [Domain]
Financial Statement Details [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		44,000,000
Noncurrent liabilities held for sale [Domain]
Financial Statement Details [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		44,000,000
Other noncurrent assets
Financial Statement Details [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		30,000,000	$ 32,000,000
Other noncurrent assets | Asbestos Issue [Member]
Financial Statement Details [Line Items]
Liability for Asbestos and Environmental Claims, Gross		27,000,000
Long-term debt
Financial Statement Details [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		30,000,000	$ 32,000,000
Retained Earnings | Asbestos Issue [Member]
Financial Statement Details [Line Items]
Liability for Asbestos and Environmental Claims, Gross		$ 41,000,000
Tyco Merger [Member]
Financial Statement Details [Line Items]
Common stock, par value | $ / shares		$ 1.00
Adient spin-off [Member]
Financial Statement Details [Line Items]
Subsequent Event, Date	Oct. 31, 2016
Adient shares received per 10 shares of Johnson Controls shares | shares	1
Johnson Controls shares converted into one share of Adient | shares	10